Financial instruments and financial risk management (Details 3) - Commodity price risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Sales revenue from silver
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	$ (27)	$ (32)
Sales revenue from copper
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(456)	(213)
Sales revenue from lead
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(1)	(1)
Sales revenue from gold
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	$ (87)	$ (84)